TRADING ASSETS AND LIABILITIES - Trading assets in debt securities pledged as collateral (Details) - Financial assets at fair value through profit or loss, classified as held for trading, category [member] - COP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 1,451,579	$ 620,920
Pledged in money market operations | Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,391,829	615,487
Pledged in money market operations | Securities issued by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral		12,454
Pledged in money market operations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	27,440	53,900
Pledged in money market operations | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,306,043	533,358
Pledged in money market operations | Securities issued by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	50,801	15,775
Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	7,545
Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	59,743	5,433
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	59,743	$ 5,433
Pledged as collateral to financial obligations | Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	7
Pledged as collateral to financial obligations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 7